Property and equipment, net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Property and equipment, net
Schedule of property and equipment, net

Property and equipment, net consist of the following (in thousands):

	As of
	September 30,	December 31,
	2025	2024
Office equipment	$90	$88
Less accumulated depreciation	(68)	(54)
Property and equipment, net	$22	$34

Property and equipment, net consist of the following (in thousands):

	As of
	December 31,
	2024	2023
Office equipment	$88	$80
Less accumulated depreciation	(54)	(34)
Property and equipment, net	$34	$46